Cover	Dec. 07, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This First Amendment to Form 8-K filed December 7, 2023 provides investors an updated presentation deck on our Company released December 18, 2023. It is included herein as Exbibit 10.2.
Document Period End Date	Dec. 07, 2023
Entity File Number	000-55282
Entity Registrant Name	HIMALAYA TECHNOLOGIES, INC.
Entity Central Index Key	0001409624
Entity Tax Identification Number	26-0841675
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	625 Stanwix St. #2504
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	(347)
Local Phone Number	323-9581
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	HMLA
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true